UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—106.1%
California—94.6%
$530,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	12/01/2017	A	$ 531,685
685,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2018	A	696,844
4,865,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	05/17/2019	A	5,022,383
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	105,867
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	211,768
600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	636,522
975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	1,043,581
12,725,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	07/01/2019	A	13,626,312
1,750,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/01/2023	A	2,055,287
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	11/30/2017	A	25,078
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	11/30/2017	A	180,610
3,560,000	Azusa, CA Special Tax Community Facilities District 05-1	5.000	09/01/2027	03/01/2018	A	3,588,338
2,505,000	Baldwin Park, CA Unified School District[1]	5.000	08/01/2028	08/01/2026	A	3,029,221
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	730,135
195,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2024	09/01/2021	A	207,412
220,000	Beaumont, CA Financing Authority, Series A	5.375	09/01/2025	09/01/2021	A	234,681
105,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	11/30/2017	A	105,166
740,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2025	09/12/2024	B	842,978
20,000	Beaumont, CA Financing Authority, Series C	4.750	09/01/2028	09/01/2018	A	20,150
25,000	Bell, CA Community Redevel. Agency Tax Allocation[1]	5.625	10/01/2033	11/30/2017	A	25,059
95,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	03/01/2018	A	95,576
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	A	103,200
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	A	103,449

1  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$50,000	CA ABAG Finance Authority for Nonprofit Corporations (Children’s Hospital & Research Center at Oakland)	5.250%		12/01/2027	12/01/2017	A	$ 50,174
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000		07/01/2024	07/01/2022	A	284,427
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	11/27/2017	A	5,019
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	11/30/2017	A	5,020
205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	11/30/2017	A	205,279
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	01/02/2029	B	359,370
235,000	CA Bay Area Governments Association[1]	6.000		12/15/2024	12/15/2017	A	236,478
490,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2023	06/01/2022	A	567,038
515,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2024	06/01/2022	A	591,308
545,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2025	06/01/2022	A	620,357
575,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2026	06/01/2022	A	648,065
605,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2027	06/01/2022	A	679,082
55,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[1]	5.000		04/01/2021	04/01/2018	A	55,881
680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[1]	5.625		04/01/2026	04/01/2018	A	692,519
30,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500		06/01/2021	11/15/2017	A	30,015
510,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	11/30/2017	A	510,204
505,000	CA County Tobacco Securitization Agency (TASC)	5.100	[2]	06/01/2028	11/15/2017	A	505,162
130,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	11/30/2017	A	131,919
5,070,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	11/30/2017	A	5,125,314
185,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	11/30/2017	A	185,174
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	11/30/2017	A	394,029

2  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875%	06/01/2043	11/30/2017	A	$ 309,389
5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2035	11/30/2017	A	5,232,772
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	11/30/2017	A	439,254
520,000	CA Dept. of Water Resources (Center Valley)[1]	5.250	07/01/2022	11/30/2017	A	521,919
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2022	06/01/2022		1,277,477
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2024	06/01/2022	A	443,020
20,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2018	11/30/2017	A	20,049
80,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2028	11/30/2017	A	80,177
710,000	CA Educational Facilities Authority (Loma Linda University)[1]	5.000	04/01/2030	04/01/2027	A	846,235
120,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	11/30/2017	A	120,289
5,000	CA GO1	5.000	10/01/2018	11/30/2017	A	5,017
5,000	CA GO1	5.000	10/01/2018	11/30/2017	A	5,017
50,000	CA GO1	5.000	06/01/2019	11/30/2017	A	50,158
5,000	CA GO	5.000	10/01/2022	11/30/2017	A	5,017
125,000	CA GO1	5.000	11/01/2022	05/01/2018	A	127,524
40,000	CA GO1	5.000	11/01/2022	05/01/2018	A	40,808
35,000	CA GO	5.000	10/01/2023	11/30/2017	A	35,121
20,000	CA GO	5.000	10/01/2023	11/30/2017	A	20,069
4,000,000	CA GO1	5.000	08/01/2028	08/01/2025	A	4,812,600
5,000	CA GO	5.000	10/01/2028	11/30/2017	A	5,017
2,000,000	CA GO1	5.000	09/01/2030	09/01/2026	A	2,418,600
65,000	CA GO1	5.000	11/01/2032	11/01/2017	A	65,000
420,000	CA GO1	5.000	11/01/2032	11/01/2017	A	420,000
20,000	CA GO1	5.125	10/01/2027	11/30/2017	A	20,070
5,000	CA GO1	5.200	11/01/2031	11/30/2017	A	5,018
25,000	CA GO1	5.250	04/01/2018	11/30/2017	A	25,087
25,000	CA GO	5.250	04/01/2019	11/30/2017	A	25,085
25,000	CA GO1	5.250	04/01/2021	11/30/2017	A	25,092
195,000	CA GO1	5.250	06/01/2021	12/01/2017	A	200,362
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	A	5,711,226
15,000	CA GO1	5.375	06/01/2026	12/01/2017	A	15,420
110,000	CA GO1	5.375	06/01/2026	12/01/2017	A	113,078
35,000	CA GO1	5.500	04/01/2019	04/01/2018	A	35,654
5,000	CA GO1	5.500	03/01/2020	03/01/2018	A	5,078
10,000	CA GO1	5.500	03/01/2020	03/01/2018	A	10,156

3  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$20,000	CA GO1	5.500%	10/01/2022	04/01/2018	A	$ 20,386
5,000	CA GO1	5.600	09/01/2021	03/01/2018	A	5,079
65,000	CA GO1	5.600	09/01/2021	03/01/2018	A	66,033
80,000	CA GO1	5.625	10/01/2021	04/01/2018	A	81,591
235,000	CA GO1	5.625	10/01/2023	04/01/2018	A	239,634
10,000	CA GO1	5.625	09/01/2024	03/01/2018	A	10,158
40,000	CA GO1	5.625	05/01/2026	11/30/2017	A	40,159
10,000	CA GO1	5.625	10/01/2026	04/01/2018	A	10,195
1,000,000	CA GO1	5.750	11/01/2017	11/01/2017		1,000,000
5,000	CA GO1	5.750	11/01/2017	11/01/2017		5,000
85,000	CA GO1	5.750	03/01/2023	03/01/2018	A	86,382
230,000	CA GO1	5.900	04/01/2023	04/01/2018	A	234,805
1,465,000	CA GO1	5.900	04/01/2023	04/01/2018	A	1,495,604
75,000	CA GO1	5.900	03/01/2025	03/01/2018	A	76,252
5,000	CA GO1	6.000	05/01/2018	05/01/2018		5,125
5,000	CA GO1	6.000	08/01/2019	02/01/2018	A	5,061
55,000	CA GO1	6.000	10/01/2021	04/01/2018	A	56,181
45,000	CA GO1	6.000	03/01/2024	03/01/2018	A	45,767
5,000	CA GO1	6.000	05/01/2024	05/01/2018	A	5,127
90,000	CA GO1	6.000	08/01/2024	02/01/2018	A	91,161
6,750,000	CA GO1	6.000	11/01/2039	11/01/2019	A	7,398,810
300,000	CA GO1	6.250	10/01/2019	04/01/2018	A	306,396
455,000	CA GO1	6.250	10/01/2019	04/01/2018	A	464,701
1,850,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2027	06/01/2027		2,193,304
1,560,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2028	06/01/2027	A	1,832,282
2,090,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2027	A	2,439,552
1,750,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.000	11/15/2032	11/15/2025	A	2,101,977
1,440,000	CA Health Facilities Financing Authority (DHlth/ BMH/CmntyHOSB/MSrH/SFMH/ SNVMMH/CMF Obligated Group)[1]	5.500	07/01/2025	07/01/2018	A	1,483,733
1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)[1]	5.000	02/01/2032	02/01/2025	A	2,001,300
3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[1]	5.000	02/01/2033	02/01/2025	A	3,418,110
825,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	11/30/2017	A	828,242
30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	11/30/2017	A	30,037

4  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MPHS/ PAMFHCR&E/SCHosp/SCVH/ SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group)[1]	5.250%	08/15/2031	08/15/2021	A	$ 1,141,170
1,800,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2031	11/15/2027	A	2,179,440
1,800,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2032	11/15/2027	A	2,163,564
3,000,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2033	11/15/2027	A	3,588,450
1,500,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/ SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2035	11/15/2027	A	1,778,310
1,505,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2027	11/01/2026	A	1,830,832
775,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2028	11/01/2026	A	937,184
910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2029	11/01/2026	A	1,092,282
740,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2030	11/01/2026	A	882,317
910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)[1]	5.000	05/01/2031	11/01/2026	A	1,081,790
5,000,000	CA Infrastructure and Economic Devel. (Segerstrom Center for the Arts)[1]	5.000	07/01/2026	07/01/2026		6,111,950
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	01/01/2018	A	50,376
335,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2029	10/01/2023	A	378,409
465,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2030	10/01/2023	A	523,088
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	10/01/2018	A	52,107
3,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2028	02/01/2027	A	3,563,880

5  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$3,400,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000%	02/01/2029	02/01/2027	A	$ 4,011,626
3,500,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2030	02/01/2027	A	4,092,270
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2031	02/01/2027	A	2,322,600
1,500,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2032	02/01/2027	A	1,731,450
1,025,000	CA Municipal Finance Authority (CHCC/SHF/FCHMC Obligated Group)[1]	5.250	02/01/2024	02/01/2019	A	1,078,577
625,000	CA Municipal Finance Authority (Creative Center Lost Altos)	4.000	11/01/2026	12/31/2023	B	636,844
2,155,000	CA Municipal Finance Authority (Eisenhower Medical Center)[1]	5.000	07/01/2030	07/01/2027	A	2,527,987
40,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	01/01/2022	A	43,600
190,000	CA Municipal Finance Authority (Emerson College)	5.000	01/01/2028	01/01/2022	A	218,568
1,000,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2028	11/01/2026	A	1,162,680
440,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2030	11/01/2024	A	498,436
1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.000	11/01/2035	11/01/2024	A	1,222,518
750,000	CA Municipal Finance Authority (NorthBay Healthcare Group/NorthBay Healthcare Corp. Obligated Group)[1]	5.250	11/01/2029	11/01/2026	A	895,252
1,580,000	CA Municipal Financing Authority (San Bernardino Municipal Water Facilities)[1]	5.000	08/01/2033	08/01/2026	A	1,849,295
1,715,000	CA Municipal Financing Authority (San Bernardino Municipal Water Facilities)[1]	5.000	08/01/2035	08/01/2026	A	1,991,424
1,030,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	11/30/2017	A	1,030,906
15,000	CA Public Works[1]	6.625	11/01/2034	11/01/2018	B	14,977
270,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2017	12/01/2017		274,614
50,000	CA Public Works (California Community Colleges)[1]	5.000	10/01/2024	11/30/2017	A	50,167

6  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	CA Public Works (California Community Colleges)	5.125%	06/01/2025	11/30/2017	A	$ 15,051
45,000	CA Public Works (California Community Colleges)[1]	5.125	06/01/2029	11/30/2017	A	45,155
215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	11/30/2017	A	215,712
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,312,820
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	817,455
10,000	CA Public Works (Dept. of Corrections)[1]	4.250	10/01/2021	11/30/2017	A	10,025
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	11/30/2017	A	25,083
55,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	11/30/2017	A	55,184
370,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	11/30/2017	A	371,332
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	11/30/2017	A	351,228
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	11/30/2017	A	45,170
2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)[1]	5.000	04/01/2026	11/30/2017	A	2,006,440
20,000	CA Public Works (Dept. of Justice Building)[1]	5.250	11/01/2020	11/30/2017	A	20,069
50,000	CA Public Works (Dept. of Justice)[1]	5.125	11/01/2017	11/01/2017		50,000
30,000	CA Public Works (Dept. of Mental Health)[1]	5.250	04/01/2023	11/30/2017	A	30,109
30,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2018	11/30/2017	A	30,108
875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2026	03/01/2023	A	1,016,207
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,455,220
5,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2018	11/30/2017	A	5,017
1,570,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	11/30/2017	A	1,576,154
30,000	CA Public Works Board (California Highway Patrol)[1]	5.250	11/01/2020	11/30/2017	A	30,103
800,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000	10/01/2022	11/07/2020	B	880,256
1,705,000	CA School Finance Authority Charter School (High Tech High Learning)[1]	5.000	07/01/2032	07/01/2027	A	1,919,949

7  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,375,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)	5.500%	07/01/2027	04/09/2024	B	$ 1,394,442
6,945,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	7,747,356
980,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	11/30/2017	A	983,597
1,500,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2030	05/15/2026	A	1,770,210
100,000	CA Statewide CDA (CHF-Irvine- UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018	A	102,727
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	11/30/2017	A	45,054
175,000	CA Statewide CDA (Front Porch Communities & Services)[1]	5.000	04/01/2031	04/01/2027	A	205,397
330,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	12/01/2017	A	329,987
3,225,000	CA Statewide CDA (Sherman Oaks Health System)[1]	5.000	08/01/2022	12/02/2020	B	3,548,661
300,000	CA Statewide CDA (SJHS / SJHO / SJHosp / MHRMC / QVHN / SRMH / SAHS / SJHE / RMHF / CHlthSys / MHL / MHPT Obligated Group)[1]	5.125	07/01/2024	07/01/2018	A	308,244
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	11/30/2017	A	25,035
790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)[1]	5.125	04/01/2023	11/30/2017	A	792,639
280,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125	07/01/2022	06/24/2020	A	309,921
5,000	CA Statewide CDA Water & Wastewater[1]	4.000	10/01/2018	11/30/2017	A	5,012
20,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	11/30/2017	A	20,066
450,000	CA Statewide CDA Water & Wastewater[1]	5.125	10/01/2022	11/30/2017	A	451,503
5,000	CA Statewide CDA Water & Wastewater	5.250	10/01/2027	11/30/2017	A	5,018
5,000	CA Statewide CDA Water & Wastewater[1]	5.750	10/01/2025	11/30/2017	A	5,020
2,978,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	11/30/2017	A	2,980,948
1,350,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	11/30/2017	A	1,351,336
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	11/30/2017	A	3,396,969
25,000	CA Water Resource Devel. GO, Series N & P1	5.000	06/01/2020	11/30/2017	A	25,087
15,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.650	09/01/2020	03/01/2018	A	15,151
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	03/01/2018	A	10,098

8  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300%	09/01/2023	03/01/2018	A	$ 14,998
20,000	Carlsbad, CA Hsg. & Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	03/01/2018	A	20,017
30,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2018	A	30,274
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2018	A	30,150
45,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2018	A	45,765
1,080,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2018	A	1,100,671
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	11/30/2017	A	150,519
110,000	Chico, CA Public Financing Authority	5.000	04/01/2019	11/30/2017	A	110,379
850,000	Chico, CA Unified School District[1]	5.000	08/01/2025	08/01/2018	A	875,432
1,230,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2028	09/01/2025	A	1,442,642
1,280,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2029	09/01/2025	A	1,492,390
900,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2030	09/01/2025	A	1,043,811
950,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2031	09/01/2025	A	1,098,181
2,980,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2032	09/01/2025	A	3,428,967
1,710,000	Compton, CA Community College District[1]	5.000	07/01/2020	07/01/2020		1,886,010
1,895,000	Compton, CA Community College District[1]	5.000	07/01/2021	07/01/2021		2,154,520
1,310,000	Compton, CA Community College District[1]	5.000	07/01/2023	07/01/2022	A	1,504,286
325,000	Compton, CA Sewer	5.375	09/01/2023	11/30/2017	A	325,874
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		125,740
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		170,348
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		39,119
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		213,089
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		126,587
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		156,110
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	378,765

9  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Culver City, CA Redevel. Agency[1]	5.500%	11/01/2020	11/30/2017	A	$ 25,368
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	11/30/2017	A	25,404
15,000	Culver City, CA Redevel. Finance Authority[1]	5.600	11/01/2025	11/30/2017	A	15,056
15,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	11/30/2017	A	15,010
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	A	1,193,670
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,141,783
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	A	555,058
250,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	01/18/2021	C	281,112
1,290,000	Dinuba, CA Unified School District[1]	5.000	08/01/2029	08/01/2026	A	1,548,658
225,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	02/01/2018	A	225,765
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	02/01/2018	A	50,129
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2026	09/01/2022	A	710,709
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2027	09/01/2022	A	897,808
25,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2018	A	25,549
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	A	1,383,946
15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2018	A	15,017
15,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2018	A	15,086
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	11/30/2017	A	250,750
95,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2023	11/30/2017	A	95,285
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.250	09/01/2020	11/30/2017	A	1,670,411
725,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	11/30/2017	A	727,450

10  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000%	09/01/2021	11/30/2017	A	$ 25,054
220,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	04/01/2018	A	223,927
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	11/30/2017	A	40,141
415,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	11/30/2017	A	416,353
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	03/01/2018	A	266,081
290,000	Fontana, CA Special Tax Community Facilities District No. 80	5.000	09/01/2026	09/01/2026		342,583
175,000	Fontana, CA Special Tax Community Facilities District No. 80	5.000	09/01/2029	09/01/2027	A	202,821
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2022	04/01/2018	A	884,581
675,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2030	04/01/2027	A	806,375
1,000,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2031	04/01/2027	A	1,190,040
500,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2032	04/01/2027	A	591,830
400,000	Galt, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2033	09/01/2021	A	474,008
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2018	A	20,268
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	453,369
10,000	Guadalupe, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2035	11/30/2017	A	10,030
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	11/30/2017	A	1,477,094
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	11/30/2017	A	1,001,350
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	04/01/2018	A	3,271,005
85,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2018	A	86,015
30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2018	A	30,287
890,000	Hesperia, CA Public Financing Authority	5.000	09/01/2031	11/30/2017	A	891,540
5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2018	A	5,179
5,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	04/01/2018	A	5,081
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2018	A	20,337

11  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250%	09/01/2025	09/01/2018	A	$ 1,078,664
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,138,984
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	02/01/2018	A	100,998
15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2024	11/30/2017	A	15,049
25,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	11/30/2017	A	25,078
2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	A	3,071,952
710,000	Irvine, CA Improvement Bond Act 1915[1]	5.000	09/02/2025	09/02/2023	A	807,831
700,000	Irvine, CA Unified School District	5.000	09/01/2029	09/01/2027	A	819,049
700,000	Irvine, CA Unified School District	5.000	09/01/2029	09/01/2027	A	817,747
550,000	Irvine, CA Unified School District	5.000	09/01/2029	09/01/2027	A	642,515
250,000	Irvine, CA Unified School District	5.000	09/01/2030	09/01/2027	A	291,127
500,000	Irvine, CA Unified School District	5.000	09/01/2030	09/01/2027	A	582,255
420,000	Irvine, CA Unified School District	5.000	09/01/2031	09/01/2027	A	486,389
500,000	Irvine, CA Unified School District	5.000	09/01/2031	09/01/2027	A	579,035
500,000	Irvine, CA Unified School District	5.000	09/01/2032	09/01/2027	A	575,375
500,000	Irvine, CA Unified School District	5.000	09/01/2034	09/01/2027	A	568,595
1,090,000	Irvine, CA Unified School District	5.000	09/01/2035	09/01/2027	A	1,234,654
60,000	Kern Valley, CA Healthcare District[1]	5.250	08/01/2021	11/30/2017	A	60,238
2,000,000	Kern, CA Community College District[1]	5.250	11/01/2031	11/01/2018	A	2,085,360
5,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	11/30/2017	A	5,005
35,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2018	A	35,280
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	659,717
2,000,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	2,261,520
1,435,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		1,672,292
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017		620,905
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		712,900
850,000	Long Beach, CA Marina System[1]	5.000	05/15/2027	05/15/2025	A	989,417
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	11/30/2017	A	50,055
5,025,000	Long Beach, CA Unified School District[4]	5.000	08/01/2033	08/01/2026	A	5,978,579

12  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$7,225,000	Long Beach, CA Unified School District[4]	5.000%	08/01/2035	08/01/2026	A	$ 8,596,067
30,000	Long Beach, CA Unified School District[1]	5.750	08/01/2033	08/01/2019	A	32,434
470,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	508,564
5,585,000	Los Angeles County, CA Community College District[1]	5.000	08/01/2029	08/01/2024	A	6,719,537
10,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)[1]	5.000	09/01/2019	03/01/2018	A	10,121
65,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2018	A	65,313
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	04/14/2021	A	10,479,806
2,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2030	05/15/2018	A	2,579,650
5,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2033	05/15/2018	A	5,159,300
45,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	11/30/2017	A	45,118
5,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	11/30/2017	A	5,018
30,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	11/30/2017	A	30,064
325,000	Madera County, CA Board of Education COP[1]	6.125	10/01/2036	10/01/2021	A	385,193
1,015,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	11/30/2017	A	1,018,827
455,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	11/30/2017	A	456,633
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023	A	1,513,936
1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	A	1,060,199
10,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	11/30/2017	A	10,015
345,000	Modesto, CA COP (Golf Course)[1,3]	5.000	11/01/2023	01/11/2021	B	361,025
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)[1]	5.000	08/01/2026	08/01/2022	A	1,104,610
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	11/30/2017	A	2,000,600

13  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$470,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000%	12/01/2024	12/01/2017	A	$ 471,499
1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2028	12/01/2017	A	1,052,972
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2018	A	368,465
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		107,251
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	883,472
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	12/01/2017	A	10,194
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	12/01/2017	A	50,899
750,000	Oakland, CA Unified School District[1]	5.000	08/01/2022	01/15/2021	B	833,835
5,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2030	08/01/2026	A	6,072,800
5,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2031	08/01/2026	A	6,028,800
2,515,000	Oakland, CA Unified School District[1]	5.000	08/01/2032	08/01/2027	A	3,043,703
2,000,000	Oakland, CA Unified School District[1]	6.000	08/01/2026	08/01/2018	A	2,075,460
1,000,000	Oakland, CA Unified School District[1]	6.125	08/01/2029	08/01/2019	A	1,088,530
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	762,405
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	823,292
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	884,172
820,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2018	A	837,646
35,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	11/30/2017	A	35,120
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500	09/02/2018	03/02/2018	A	10,137
1,495,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)[1]	5.000	10/01/2028	10/01/2022	A	1,693,401

14  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$255,000	Oro Grande, CA Elementary District COP[1]	5.625%	09/15/2030	09/15/2020	A	$ 279,748
100,000	Oxnard, CA Financing Authority[1]	5.000	06/01/2036	11/30/2017	A	100,252
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	56,357
2,000,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2029	06/01/2024	A	2,329,320
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		910,758
460,000	Oxnard, CA School District[1]	5.000	08/01/2026	08/01/2023	A	542,768
530,000	Oxnard, CA School District[1]	5.000	08/01/2027	08/01/2023	A	623,460
115,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	11/30/2017	A	115,163
130,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250	01/01/2022	11/30/2017	A	130,447
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	03/01/2018	A	125,866
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	12/01/2017	A	179,272
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	12/01/2017	A	15,365
1,625,000	Palomar, CA Health[1]	5.000	11/01/2031	11/01/2026	A	1,848,015
185,000	Perris, CA Elementary School District[1]	6.000	08/01/2027	08/01/2024	A	232,280
205,000	Perris, CA Elementary School District[1]	6.000	08/01/2028	08/01/2024	A	255,922
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	A	409,005
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2018	A	10,038
2,265,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019	A	2,444,660
30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	11/30/2017	A	30,099
25,000	Pomona, CA Public Financing Authority[1]	5.250	02/01/2018	11/30/2017	A	25,083
35,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.000	02/01/2027	11/30/2017	A	35,115
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	11/30/2017	A	401,400
850,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2025	09/15/2023	A	974,806
1,205,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2029	09/15/2023	A	1,350,998
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	A	1,855,728
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2018	A	20,024

15  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750%	09/02/2022	03/02/2018	A	$ 30,126
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2026	03/02/2018	A	20,073
25,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2021	11/30/2017	A	25,082
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	11/30/2017	A	30,095
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	11/30/2017	A	100,302
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	03/01/2018	A	10,019
20,000	Redlands, CA Unified School District[1]	5.000	07/01/2022	11/30/2017	A	20,067
25,000	Redlands, CA Unified School District[1]	5.000	07/01/2026	11/30/2017	A	25,083
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	760,739
6,530,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	11/01/2029	12/03/2024	A	7,627,497
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	493,358
3,820,000	Riverside County, CA Infrastructure Financing Authority[1]	5.000	11/01/2027	11/01/2025	A	4,622,238
235,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	11/19/2018	B	199,750
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		344,150
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2021	A	321,470
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2021	A	341,053
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	03/02/2018	A	203,514
1,640,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022	A	1,879,588
1,155,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2028	11/01/2022	A	1,321,366
100,000	Riverside, CA Public Financing Authority (University Corridor/ Sycamore)[1]	5.000	08/01/2019	11/30/2017	A	100,303
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	412,308
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	492,980

16  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000%	09/01/2027	09/01/2023	A	$ 451,458
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	554,520
190,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2021	02/15/2021		207,972
80,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2023	02/15/2023		90,648
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2024	02/15/2024		304,472
100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	02/15/2025		115,977
795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	11/30/2017	A	797,616
555,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	11/30/2017	A	556,809
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	11/30/2017	A	431,385
600,000	Sacramento County, CA Airport System[1]	5.000	07/01/2022	07/01/2018	A	615,588
100,000	Sacramento County, CA Airport System[1]	5.500	07/01/2027	07/01/2018	A	102,908
5,260,000	Sacramento County, CA Airport System[1]	5.750	07/01/2039	07/01/2018	A	5,429,477
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	A	3,242,215
380,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[3]	5.250	06/01/2027	11/30/2017	A	380,448
5,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.000	12/01/2022	11/30/2017	A	5,011
15,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.125	12/01/2028	11/30/2017	A	15,048
510,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	03/01/2018	A	517,925
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2024	03/01/2023	A	2,110,719
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2025	03/01/2023	A	964,036
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023	A	890,316

17  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000%		09/01/2027	03/01/2023	A	$ 511,425
1,235,000	Sacramento, CA Municipal Utility District[1]	5.000		07/01/2030	07/01/2025	A	1,475,702
60,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1,3]	5.500		11/01/2023	11/29/2017	A	60,220
10,000	San Bernardino County, CA (Single Family Mtg.)[3]	3.974	[5]	05/01/2031	11/30/2017	A	4,895
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	11/30/2017	A	200,710
180,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	11/30/2017	A	180,196
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		10,425
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019		217,404
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022		58,173
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		212,296
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		82,559
90,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	11/30/2017	A	90,011
250,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	11/30/2017	A	250,003
20,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875		07/01/2025	01/01/2018	A	20,120
50,000	San Bruno, CA Police Facilities Financing[1]	5.250		02/01/2021	11/30/2017	A	50,194
1,520,000	San Diego County, CA Regional Airport Authority[1]	5.000		07/01/2026	07/01/2023	A	1,769,189
95,000	San Diego County, CA Water Authority[1]	4.750		05/01/2028	11/30/2017	A	95,283
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2025	09/01/2023	A	597,996
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2027	09/01/2023	A	662,545
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2028	09/01/2023	A	692,307
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2030	09/01/2023	A	774,907
165,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2021	09/02/2018	A	167,102

18  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$165,000	San Diego, CA Improvement Bond Act 1915	5.000%	09/02/2022	09/02/2018	A	$ 166,709
175,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	176,626
185,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018	A	186,506
190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	A	191,315
205,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	A	206,658
215,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018	A	216,529
225,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	226,607
240,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018	A	241,898
250,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018	A	251,773
260,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2018	A	262,002
280,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	282,075
1,250,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	10/15/2033	10/15/2025	A	1,474,100
1,000,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	10/15/2034	10/15/2025	A	1,172,200
100,000	San Diego, CA Redevel. Agency (Centre City)	5.200	09/01/2019	11/30/2017	A	100,303
95,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	11/30/2017	A	95,323
530,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	11/30/2017	A	532,136
325,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	11/30/2017	A	330,454
7,500,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2027	05/01/2018	A	7,664,325
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	11/30/2017	A	3,091,011
165,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	11/30/2017	A	167,769
120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	11/30/2017	A	122,014
1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	11/30/2017	A	1,408,240

19  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250%	01/01/2023	11/30/2017	A	$ 101,678
325,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	11/30/2017	A	330,454
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	11/30/2017	A	76,259
5,000,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.750	05/01/2020	05/01/2018	A	5,113,950
725,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.100	01/01/2020	11/30/2017	A	727,994
510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	11/30/2017	A	512,071
30,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2018	A	31,100
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	570,515
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	A	1,811,648
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,408,113
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	A	124,933
920,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2024	08/01/2020	A	999,313
925,000	San Jacinta, CA Community Facilities District	5.000	09/01/2026	03/09/2021	B	1,094,321
235,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2018	11/30/2017	A	235,773
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	11/30/2017	A	85,218
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	11/30/2017	A	50,128
105,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	11/30/2017	A	105,270
50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2020	11/30/2017	A	50,125
105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2022	11/30/2017	A	105,259
15,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2030	11/30/2017	A	15,056
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	A	1,156,550

20  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)[1]	5.000%		09/01/2024	11/30/2017	A	$ 15,048
25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)[1]	5.000		09/01/2026	11/30/2017	A	25,081
50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2018	11/30/2017	A	50,165
280,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2019	11/30/2017	A	280,846
25,000	San Jose, CA Improvement Bond Act 1915	5.700		09/02/2018	09/02/2018		25,278
95,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2019	09/02/2019		97,600
60,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2020	03/02/2018	A	62,050
230,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	[6]	07/15/2034	11/10/2017	A	230,274
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100		01/01/2031	11/30/2017	A	25,009
1,570,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2019	11/30/2017	A	1,603,158
165,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2020	11/30/2017	A	165,538
25,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2023	11/30/2017	A	25,083
75,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	11/30/2017	A	75,248
45,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2028	11/30/2017	A	45,145
5,300,000	San Jose, CA Redevel. Agency[1]	5.850		08/01/2027	11/30/2017	A	5,320,458
200,000	San Jose, CA Redevel. Agency[1]	6.375		08/01/2021	08/01/2018	A	207,886
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000		08/01/2019	11/30/2017	A	25,074
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2022	11/30/2017	A	255,849
210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2023	11/30/2017	A	210,699
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000		08/01/2024	11/30/2017	A	100,333
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2025	11/30/2017	A	30,100
500,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2026	11/30/2017	A	501,320
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2027	11/30/2017	A	115,320
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250		08/01/2019	11/30/2017	A	1,213,884
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600		08/01/2019	11/30/2017	A	5,017
105,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000		03/01/2018	11/30/2017	A	105,318
60,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000		03/01/2019	11/30/2017	A	60,183

21  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.700%	08/01/2021	11/30/2017	A	$ 15,166
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	11/30/2017	A	1,716,972
65,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	11/30/2017	A	65,132
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	722,236
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	365,183
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,030,533
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	869,089
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,289,527
20,000	Santa Nella County, CA Water District	6.250	09/02/2028	03/02/2018	A	20,004
15,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2018	A	15,122
30,000	Santa Rosa, CA Water[1]	5.000	09/01/2028	11/30/2017	A	30,403
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	799,978
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	864,926
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	927,567
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	995,124
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	11/30/2017	A	1,390,514
10,000	Sequoia, CA Hospital District	5.375	08/15/2023	10/30/2019	A	11,049
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	42,740
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.000	09/01/2030	11/30/2017	A	25,076
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	11/30/2017	A	526,748

22  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250%	09/01/2021	11/30/2017	A	$ 25,086
1,020,000	Sonora, CA Union High School District[1]	5.625	08/01/2029	08/01/2023	A	1,230,222
1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022	A	2,241,874
5,000	South Orange County, CA Public Financing Authority[1]	5.250	08/15/2018	11/30/2017	A	5,017
10,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	03/02/2018	A	10,159
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	11/30/2017	A	250,568
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		291,517
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		957,773
25,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2017	A	25,095
5,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2017	A	5,019
20,000	Southern CA Public Power Authority	5.750	07/01/2021	11/30/2017	A	20,080
300,000	Southern CA Public Power Authority[1]	6.000	07/01/2025	07/01/2018	A	310,080
3,335,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	11/15/2017	A	3,337,068
25,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2018	A	25,272
25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	11/30/2017	A	25,013
25,000	Stockton-East, CA Water District	5.000	04/01/2019	11/30/2017	A	25,075
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2022	11/30/2017	A	25,086
300,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2025	10/01/2023	A	351,234
415,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2026	10/01/2023	A	483,857
700,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2027	10/01/2023	A	808,122
1,465,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2028	10/01/2023	A	1,688,647
1,490,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2029	10/01/2023	A	1,708,568
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	898,178
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	11/30/2017	A	50,173
500,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	11/30/2017	A	510,155

23  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$270,000	Torrance, CA Redevel. Agency[1]	5.500%	09/01/2028	11/30/2017	A	$ 270,027
5,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	11/30/2017	A	5,001
40,000	Tracy, CA Community Facilities District	6.300	09/01/2026	11/30/2017	A	40,377
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	11/30/2017	A	25,045
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	03/01/2018	A	30,159
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2024	09/01/2023	A	473,949
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2025	09/01/2023	A	499,860
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2026	09/01/2023	A	525,789
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2027	09/01/2023	A	546,762
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2028	09/01/2023	A	571,738
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	A	145,689
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	293,223
195,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1,3]	6.000	11/01/2024	11/14/2017	A	195,413
1,555,000	Val Verde, CA Unified School District[1]	5.000	08/01/2027	08/01/2025	A	1,868,441
1,640,000	Val Verde, CA Unified School District[1]	5.000	08/01/2028	08/01/2025	A	1,955,093
15,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2018	A	15,241
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	03/01/2018	A	30,088
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	03/01/2018	A	30,059
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	11/30/2017	A	270,340
115,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	121,093
2,465,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	2,609,671
850,000	Vernon, CA Electric System[1]	5.125	08/01/2033	08/01/2022	A	939,233
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)1	5.125	12/01/2031	11/30/2017	A	25,079

24  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	Vista, CA Unified School District[1]	5.125%	05/01/2023	05/01/2018	A	$ 10,195
5,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	11/30/2017	A	5,010
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	A	1,047,331
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	A	1,203,290
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,219,631
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2025	09/01/2023	A	2,629,560
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,326,158
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	924,629
155,000	Yuba County, CA COP[1]	5.000	02/01/2024	08/01/2020	A	168,800
165,000	Yuba County, CA COP[1]	5.000	02/01/2025	08/01/2020	A	179,690
170,000	Yuba County, CA COP[1]	5.000	02/01/2026	08/01/2020	A	184,703
180,000	Yuba County, CA COP[1]	5.000	02/01/2027	08/01/2020	A	195,064
190,000	Yuba County, CA COP[1]	5.000	02/01/2028	08/01/2020	A	205,901
200,000	Yuba County, CA COP[1]	5.000	02/01/2029	08/01/2020	A	217,298
						482,444,307
U.S. Possessions—11.5%
1,250,000	Guam International Airport Authority[1]	6.000	10/01/2023	08/01/2018	A	1,288,187
100,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		106,617
150,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		164,326
150,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		168,240
155,000	Guam Power Authority, Series A1	5.000	10/01/2022	10/01/2022		176,970
265,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022	A	298,586
225,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	A	252,513
155,000	Guam Power Authority, Series A1	5.000	10/01/2027	10/01/2022	A	173,398
19,244,000	Puerto Rico Children’s Trust Fund (TASC)[1,3]	5.375	05/15/2033	03/17/2021	B	19,073,691
3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	07/19/2027	B	2,955,270
2,000,000	Puerto Rico Commonwealth GO7	5.000	07/01/2020	07/01/2020		586,040
200,000	Puerto Rico Commonwealth GO7	5.000	07/01/2022	07/01/2022		59,000
1,145,000	Puerto Rico Commonwealth GO7	5.250	07/01/2030	05/09/2029	B	337,775
100,000	Puerto Rico Commonwealth GO7	5.375	07/01/2030	07/01/2030		29,500
153,750	Puerto Rico Commonwealth GO, FGIC[8]	5.500	07/01/2017	07/01/2017		99,937

25  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$170,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500%		07/01/2018	07/01/2018		$ 172,349
1,270,000	Puerto Rico Commonwealth GO, NPFGC	5.500		07/01/2020	07/01/2020		1,319,238
560,000	Puerto Rico Commonwealth GO7	5.625		07/01/2031	02/04/2031	B	165,200
370,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000		07/01/2027	07/01/2018	A	376,471
2,000,000	Puerto Rico Commonwealth GO7	6.000		07/01/2029	07/01/2029		595,000
65,000	Puerto Rico Commonwealth GO, AGC[1]	6.125	[2]	07/01/2024	09/25/2021	B	71,095
207,894	Puerto Rico Electric Power Authority[7]	10.000		07/01/2019	07/01/2019		71,983
207,894	Puerto Rico Electric Power Authority[7]	10.000		07/01/2019	07/01/2019		71,983
253,420	Puerto Rico Electric Power Authority[7]	10.000		01/01/2021	01/01/2021		87,747
253,421	Puerto Rico Electric Power Authority[7]	10.000		07/01/2021	07/01/2021		87,747
84,474	Puerto Rico Electric Power Authority[7]	10.000		01/01/2022	01/01/2022		29,249
84,473	Puerto Rico Electric Power Authority[7]	10.000		07/01/2022	07/01/2022		29,249
500,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250		07/01/2028	07/01/2028		173,125
175,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000		07/01/2022	11/30/2017	A	175,308
470,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000		07/01/2025	07/01/2025		460,022
3,690,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000		07/01/2023	11/30/2017	A	3,690,295
520,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000		07/01/2024	07/01/2024		517,057
100,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000		07/01/2024	07/01/2024		99,434
25,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000		07/01/2025	07/01/2025		24,454
455,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000		07/01/2024	11/30/2017	A	459,159
2,015,000	Puerto Rico Electric Power Authority, Series WW7	5.500		07/01/2018	07/01/2018		697,694
990,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000		07/01/2017	07/01/2017		342,788
40,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000		07/01/2018	07/01/2018		13,850
9,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250		07/01/2026	07/01/2026		3,116,250
150,000	Puerto Rico Government Devel. Bank[7]	5.000		12/01/2016	12/01/2016		42,000
15,000	Puerto Rico HFA[1]	5.500		12/01/2019	12/01/2018	A	15,675

26  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$175,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000%	07/01/2028	11/30/2017	A	$ 175,871
600,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	07/16/2027	B	578,376
215,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.250	07/01/2018	07/01/2018		122,640
1,000,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.250	07/01/2022	07/01/2022		572,500
750,000	Puerto Rico Highway & Transportation Authority, FGIC[8]	5.750	07/01/2020	07/01/2020		428,482
70,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[8]	5.000	07/01/2022	07/01/2022		40,075
130,000	Puerto Rico Infrastructure Financing Authority[7]	5.000	07/01/2018	07/01/2018		38,050
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		100,699
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		100,923
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		100,759
2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	1,909,738
50,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		52,608
500,000	Puerto Rico ITEMECF (University Plaza), NPFGC[1]	5.625	07/01/2019	01/01/2018	A	502,135
40,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	4.750	08/01/2022	11/30/2017	A	40,324
600,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2018	11/30/2017	A	609,642
45,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	11/30/2017	A	45,837
830,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	11/30/2017	A	845,446
2,735,000	Puerto Rico Public Buildings Authority, NPFGC[1]	5.250	07/01/2019	07/01/2019		2,802,664
5,000,000	Puerto Rico Public Buildings Authority[7]	5.375	07/01/2033	09/18/2030	B	1,475,000
2,710,000	Puerto Rico Public Buildings Authority[7]	7.000	07/01/2021	07/01/2021		811,211
1,750,000	Puerto Rico Public Finance Corp., Series B7	5.500	08/01/2031	07/17/2029	B	67,813
600,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2024	08/01/2024		23,250
1,400,000	Puerto Rico Public Finance Corp., Series B7	6.000	08/01/2025	08/01/2025		54,250

27  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,300,000	Puerto Rico Public Finance Corp., Series B7	6.000%	08/01/2026	08/01/2026		$ 127,875
70,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.000	08/01/2018	08/01/2018		10,763
2,505,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.000	08/01/2024	08/01/2024		385,144
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.375	08/01/2020	08/01/2020		1,537,500
230,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.375	08/01/2039	02/21/2039	B	35,363
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2021	08/01/2021		1,514,438
7,150,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2022	08/01/2022		1,099,313
885,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2023	08/01/2023		136,069
600,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2028	08/01/2028		92,250
5,030,000	Puerto Rico Sales Tax Financing Corp., Series A7	5.500	08/01/2037	06/26/2037	B	773,363
4,735,000	Puerto Rico Sales Tax Financing Corp., Series A7	6.125	08/01/2029	08/01/2029		728,006
1,280,000	Puerto Rico Sales Tax Financing Corp., Series C7	5.375	08/01/2036	08/01/2036		196,800
475,000	Puerto Rico Sales Tax Financing Corp., Series C7	5.375	08/01/2038	07/12/2038	B	73,031
2,575,000	Puerto Rico Sales Tax Financing Corp., Series C7	6.000	08/01/2039	08/01/2039		395,906
100,000	University of Puerto Rico, Series P, NPFGC[1]	5.000	06/01/2024	11/30/2017	A	100,008
315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		204,750
540,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		350,179
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	11/30/2017	A	300,474
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	11/30/2017	A	160,043
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	11/30/2017	A	125,019
						58,519,059

Total Investments, at Value (Cost $583,435,043)—106.1%						540,963,366
Net Other Assets (Liabilities)—(6.1)						(31,170,479)
Net Assets—100.0%						$ 509,792,887

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

28  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

7. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AGC	Assured Guaranty Corp.
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
CHlthSys	Covenant Health System
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHL	Methodist Hospital Levelland
MHPT	Methodist Hospital Plainview Texas
MHRMC	Mission Hospital Regional Medical Center
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NPFGC	National Public Finance Guarantee Corp.

29  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below  (Continued):

PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PCCD	Palomar Community College District
QVHN	Queen of the Valley Hospital of Napa
RMHF	Redwood Memorial Hospital of Fortuna
SAHS	SRM Alliance Hospital Services
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHF	Sierra Hospital Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital
SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRMH	SRM Alliance Hospital Services
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands

30  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

31  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation  (Continued)

security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$482,444,307	$—	$482,444,307
U.S. Possessions	—	58,519,059	—	58,519,059

Total Assets	$—	$540,963,366	$—	$540,963,366

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

32  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying

33  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks  (Continued)

municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse

34  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks  (Continued)

floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $25,054,452 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $14,830,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

35  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks  (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$1,675,000	Long Beach, CA Unified School District Tender Option Bond Series 2017-XF0560-1 Trust	12.176%	8/1/33	$2,659,180
2,410,000	Long Beach, CA Unified School District Tender Option Bond Series 2017-XF0560-2 Trust	12.168	8/1/35	3,750,466
3,335,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF2021 Trust3	10.782	5/15/25	3,814,806

				$10,224,452

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $14,830,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price

36  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks  (Continued)

and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$3,607,419

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$74,205,692
Market Value	$16,111,575
Market Value as % of Net Assets	3.16%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

37  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

38  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017